Related Party Transactions - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 03, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Current receivables		$ 6,345	$ 2,750
Income tax obligation		$ 45	173
GE Transaction Agreement | General Electric Company
Related Party Transaction [Line Items]
Percentage of tax benefits		100.00%
Approximate interest to be acquired	62.50%	62.50%
GE Transaction Agreement | Baker Hughes Incorporated
Related Party Transaction [Line Items]
Approximate interest to be acquired	37.50%
Amounts Factored Through Monetization Program
Related Party Transaction [Line Items]
Accounts payable, related party		$ 116	198
WCS and GEAR
Related Party Transaction [Line Items]
Related parties, due from related parties		225	2,168
Interest expense and finance charges		59	91
GE Capital accounts payable program
Related Party Transaction [Line Items]
Accounts payable, related party		293	104
Accounts Payable, GE and its affiliates
Related Party Transaction [Line Items]
Accounts payable, related party		575	228
GE
Related Party Transaction [Line Items]
Cash repayment, threshold	$ 100
GE | GE’s corporate overhead
Related Party Transaction [Line Items]
Selling, general and administrative expenses, agreement	$ 55
GE | Services, GE and its affiliates
Related Party Transaction [Line Items]
Related party transaction		28
GE | Intercompany Services Agreement
Related Party Transaction [Line Items]
Related party transaction		103	210
GE | Sales of products and services, GE and its affiliates
Related Party Transaction [Line Items]
Revenue from related parties		639	374
GE | Purchases, GE and its affiliates
Related Party Transaction [Line Items]
Related party purchases		1,512	978
GE | Related party amount, due to related party
Related Party Transaction [Line Items]
Cash held on behalf of GE		1,124
Cash		997
Investment securities		$ 127
Class B | GE Transaction Agreement | General Electric Company
Related Party Transaction [Line Items]
Approximate interest to be acquired		62.50%
Class A | GE Transaction Agreement
Related Party Transaction [Line Items]
Approximate interest to be acquired		100.00%
Class A | GE Transaction Agreement | Baker Hughes Incorporated
Related Party Transaction [Line Items]
Approximate interest to be acquired		37.50%
U.S. and Foreign Authorities | General Electric Company
Related Party Transaction [Line Items]
Income tax obligation		$ 33
Related parties
Related Party Transaction [Line Items]
Current receivables		$ 801	$ 392